Right of Use Assets and Lease Liabilities - Disclosure of payments on lease liabilities (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
less amount representing interest expense	$ (1,811)
Lease liability	120,609
Current portion of lease liabilities	120,609	$ 266,042
Long term portion of lease liabilities	0	$ 120,609
Year 1 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Payments on Lease Liabilities	122,420
Thereafter [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Payments on Lease Liabilities	$ 0